Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
22.	Earnings per share

A reconciliation of the common shares used in the computation of basic and diluted earnings per share is set out below (in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Common shares
Weighted average shares outstanding	134,645	131,465	130,101	128,255
Dilutive effect of stock options and restricted stock units outstanding	799	3,701	3,747	1,986

Dilutive weighted average shares outstanding	135,444	135,166	133,848	130,241

Options to purchase 1,050,912, 903,389, 468,000 and 980,600 equity shares were outstanding during the period ended May 16, 2011 through December 31 2011, January 1, 2011 through May 15, 2011 and year ended December 31, 2010, and 2009, respectively, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the equity shares and to do so would have been anti-dilutive.